Expense Example, No Redemption - A C I Shares - JPMorgan Small Cap Equity Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	648	909	1,189	1,988	177	550	948	1,938	101	317	551	1,224